UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/15 - 9/30/15

Item 1 - Schedule of Investments - September 30, 2015 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 132.97% (d)(h)
Aerospace & Defense - 1.08%
1,400	Bombardier, Inc., Senior Notes,
	7.50%, 03/15/18 (g)	B2	1,304
425	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	421
350	Transdigm, Inc., Subordinated Notes,
	6.50%, 07/15/24	Caa1	329
300	Transdigm, Inc., Subordinated Notes,
	6.50%, 05/15/25 (g)	Caa1	285
			2,339

Airlines - 1.88%
1,100	American Airlines, Senior Notes,
	5.50%, 10/01/19 (g)	B1	1,111
124	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	125
130	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	129
700	United Continental Holdings, Inc., Senior Notes,
	6%, 12/01/20	B1	735
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B1	604
1,325	US Airways, Inc., Senior Notes,
	6.125%, 06/01/18	B1	1,361
			4,065

Automotive - 2.17%
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	547
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22	Ba2	346
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,006
825	MPG Holdco Inc., Senior Notes,
	7.375%, 10/15/22	B3	861
825	Omega US Sub LLC, Senior Notes,
	8.75%, 07/15/23 (g)	Caa1	726
400	Penske Auto Group, Inc., Senior Notes,
	5.75%, 10/01/22	B1	405
475	Schaeffler Finance B.V., Senior Notes,
	6.875%, 08/15/18 (g)	B1	492
325	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	314
			4,697

Broadcasting - 6.07%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	1,024
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	74
1,025	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	1,030
325	Cumulus Media Holdings Inc., Senior Notes,
	7.75%, 05/01/19	Caa2	233
1,050	IHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	903

500	IHeart Communications, Inc., Senior Notes,
	10%, 01/15/18	Ca	265
450	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	Ba3	468
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22 (g)	B3	475
1,306	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	1,290
725	Outfront Media Capital LLC, Senior Notes,
	5.25%, 02/15/22	B1	719
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	253
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22	B1	597
75	Sinclair Television Group, Inc., Senior Notes,
	6.375%, 11/01/21	B1	75
1,475	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	Ba3	1,479
75	TEGNA Inc., Senior Notes,
	6.375%, 10/15/23	Ba1	79
625	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	561
1,325	Tribune Media Company, Senior Notes,
	5.875%, 07/15/22 (g)	B2	1,279
1,525	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	1,449
625	Univision Communications, Inc., Senior Notes,
	5.125%, 02/15/25 (g)	B2	587
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	310
			13,150

Building & Real Estate - 3.59%
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	520
350	Greystar Real Estate Partners, LLC, Senior Notes,
	8.25%, 12/01/22 (g)	B2	368
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,200
1,550	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	1,488
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	305
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17	Ba3	402
450	Realology Group LLC, Senior Notes,
	5.25%, 12/01/21 (g)	B3	457
125	Realology Group LLC, Senior Notes,
	9%, 01/15/20 (g)	B2	132
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	635
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B2	354
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B2	423
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B3	690
750	William Lyon Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	799
			7,773

Building Products - 2.25%
550	Builders First Source, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	B3	571
725	Cemex Finance LLC, Senior Notes,
	9.375%, 10/12/22 (g)	(e)	772
550	LSF9 Balta Issuer, S.A. , Senior Notes,
	7.75%, 09/15/22 (EUR)	B2	614
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	B2	283
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	B3	606
750	Reliance Intermediate Holdings L.P., Senior Notes,
	6.50%, 04/01/23 (g)	B1	754
750	RSI Home Products, Inc., Senior Notes,
	6.50%, 03/15/23 (g)	B1	756
275	Springs Industries, Inc., Senior Notes,
	6.25%, 06/01/21	B2	273
209	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20	Caa2	224
25	USG Corporation, Senior Notes,
	9.75%, 01/15/18	B3	28
			4,881

Cable Operators - 12.74%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	361
1,100	Altice Financing S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	971
1,350	Altice Financing S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	1,231
600	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	569
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	722
800	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	858
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	B1	470
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	680
425	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	405
1,225	CCO Holdings, LLC, Senior Notes,
	5.75%, 01/15/24	B1	1,167
2,350	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	2,362
300	Cable One, Inc., Senior Notes,
	5.75%, 06/15/22 (g)	B1	295
650	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	B3	552
1,775	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	1,668
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	463
1,125	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,080
550	LGE Holdco VI B.V., Senior Notes,
	7.125%, 05/15/24 (g) (EUR)	B2	657
800	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B2	756
1,950	Neptune Finco Corporation, Senior Notes,
	10.125%, 01/15/23 (g)	B2	1,969
550	Neptune Finco Corporation, Senior Notes,
	10.875%, 10/15/25 (g)	B2	555

650	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21	B1	674
1,700	Numericable Group, S.A., Senior Notes,
	6.25%, 05/15/24 (g)	Ba3	1,623
425	United Group BV, Senior Notes,
	7.875%, 11/15/20 (EUR) (g)	B2	490
100	United Group BV, Senior Notes,
	7.875%, 11/15/20 (g) (EUR)	B2	115
660	United Group BV, Senior Notes,
	7.875%, 11/15/20 (EUR)	B2	760
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	844
1,775	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	1,766
428	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	450
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	563
375	Virgin Media Finance, Plc, Senior Note,
	6%, 10/15/24 (g)	B2	361
325	Virgin Media Secured Finance, Plc, Senior Note,
	5.25%, 01/15/26 (g)	Ba3	299
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	639
25	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	Caa1	24
825	Wide Open West Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	870
375	Ziggo Bond Finance BV, Senior Notes,
	5.875%, 01/15/25 (g)	B2	343
			27,612

Chemicals - 3.49%
175	Chemours Company, Senior Notes,
	6.625%, 05/15/23 (g)	B1	118
375	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B1	450
990	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	936
475	W.R. Grace & Company Conn., Senior Notes,
	5.125%, 10/01/21 (g)	Ba3	468
1,425	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	B3	1,211
250	Hexion Specialty Chemicals, Inc., Senior Notes,
	10%, 04/15/20	B3	242
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	B3	327
775	Momentive Performance Materials, Inc., Senior Secured Notes,
	3.88%, 10/24/21	B3	597
775	Momentive Performance Materials, Inc., Senior Secured Notes,
	8.875%, 10/15/20 (b)(f) ESC	(e)	0
950	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	B2	817
1,225	PQ Corporation, Senior Notes,
	8.75%, 11/01/18 (g)	Caa1	1,233
800	Rayonier American Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	Ba3	594
600	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	Caa1	566
			7,559

Consumer Products - 3.04%
525	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	404
1,325	Activision Blizzard, Inc., Senior Notes,
	5.625%, 09/15/21 (g)	Ba2	1,391
160	Avon Products, Inc., Senior Notes
	6.35%, 03/15/20	Ba3	127
725	Avon Products, Inc., Senior Notes
	6.75%, 03/15/23	Ba3	511
100	Boardriders, S.A., Senior Notes,
	8.875%, 12/15/17 (g)(EUR)	Caa2	102
625	Energizer Spinco, Inc., Senior Notes,
	5.50%, 06/15/25 (g)	Ba3	609
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	Ba2	295
675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	641
100	Quiksilver Inc., Senior Notes,
	10%, 08/01/20 (a)	(e)	10
375	Spectrum Brands Escrow, Senior Notes,
	5.75%, 07/15/25 (g)	B2	383
650	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22	B2	690
750	Sun Products, Senior Notes,
	7.75%, 03/15/21 (g)	Caa2	638
400	Tempur Sealy International Inc., Senior Notes,
	5.625%, 10/15/23 (g)	B1	401
375	Vista Outdoor Inc. Inc, Senior Notes,
	5.875%, 10/01/23 (g)	Ba3	381
			6,583

Container - 3.35%
425	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	431
725	Ardagh Finance Holdings S.A., Senior Notes,
	8.375%, 06/15/19 (c)(g)(EUR)	Caa2	824
798	Ardagh Finance Holdings S.A., Senior Notes,
	8.625%, 06/15/19 (c)(g)	Caa2	813
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	395
750	Beverage Packaging Holdings (Lux) II S.A., Senior Subordinated
	Notes, 6%, 06/15/17 (g)	Caa2	739
275	Bormioli Rocco Holdings, Senior Notes,
	10%, 08/01/18 (g) (EUR)	B3	317
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa2	600
400	Coveris Holding Corporation, Senior Notes,
	10%, 06/01/18 (g)	Caa2	412
1,100	Reynolds Group Issuer, Inc., Senior Notes,
	8.25%, 02/15/21	Caa2	1,097
1,425	SIG Combibloc Holdings, Senior Notes,
	7.75%, 02/15/23 (g)(EUR)	Caa1	1,631
			7,259

Energy - 16.03%
825	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20	Ba3	763
925	CGG SA, Senior Notes,
	6.875%, 01/15/22	Caa1	525
527	CGG SA, Senior Notes,
	7.75%, 05/15/17	Caa1	415
450	Chesapeake Energy Corp., Senior Notes,
	5.375%, 06/15/21	Ba1	299
1,700	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba1	1,109

25	Comstock Resources, Inc., Senior Notes,
	10%, 03/15/20 (g)	B2	17
1,325	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba3	1,259
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba3	303
350	CrownRock, L.P., Senior Notes,
	7.125%, 04/15/21 (g)	Caa1	333
1,000	CrownRock, L.P., Senior Notes,
	7.75%, 02/15/23 (g)	Caa1	970
1,275	Denbury Resources, Inc., Senior Notes,
	5.50%, 05/01/22	B1	759
400	EPL Oil and Gas, Inc., Senior Notes,
	8.25%, 02/15/18	Caa3	96
200	Exterran Partners, L.P., Senior Notes,
	6%, 04/01/21	B1	168
350	Exterran Partners, L.P., Senior Notes,
	6%, 10/01/22	B1	287
375	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18	Ba3	364
925	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	870
970	Gulfport Energy Corporation, Senior Notes,
	6.625%, 05/01/23 (g)	B2	892
1,100	Hercules Offshore, Inc., Senior Notes,
	8.75%, 07/15/21 (a)(g)	(e)	231
25	Hercules Offshore, Inc., Senior Notes,
	10.25%, 04/1/19 (a)(g)	(e)	5
825	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	753
1,725	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23 (g)	B3	1,673
325	Newfield Exploration Company, Senior Notes,
	5.375%, 01/01/26	Ba1	298
250	Newfield Exploration Company, Senior Notes,
	5.625%, 07/01/24	Ba1	237
675	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	653
250	Noble Energy, Inc., Senior Notes,
	5.875%, 06/01/22	Baa2	248
1,825	Noble Energy, Inc., Senior Notes,
	5.875%, 06/01/24	Baa2	1,842
1,725	Pacific Exploration and Production Corporation, Senior Notes,
	5.375%, 01/26/19 (g)	B3	651
825	Pacific Exploration and Production Corporation, Senior Notes,
	5.625%, 01/19/25 (g)	B3	297
350	Parker Drilling Company, Senior Notes,
	6.75%, 07/15/22	B2	277
1,250	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	Caa1	1,216
775	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	Caa2	174
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Caa2	182
325	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20	Ba2	280
800	Range Resources Corporaiton, Senior Subordinated Notes,
	4.875%, 05/15/25 (g)	Ba1	704
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23	Ba2	616
650	Sabine Pass LNG, L.P., Senior Notes,
	5.625%, 04/15/23	Ba3	580
100	Sabine Pass LNG, L.P., Senior Notes,
	5.625%, 02/01/21	Ba3	93
550	Sabine Pass LNG, L.P., Senior Notes,
	5.75%, 05/15/24	Ba3	487

950	Sabine Pass LNG, L.P., Senior Notes,
	6.25%, 03/15/22	Ba3	881
625	Sandridge Energy, Inc., Senior Notes,
	8.75%, 06/01/20 (g)	B2	380
1,225	SESI, L.L.C., Senior Notes,
	7.125%, 12/15/21	Baa3	1,197
550	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	B2	492
1,675	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	B2	1,612
975	SM Energy Company, Senior Notes,
	5%, 01/15/24	Ba2	821
150	SM Energy Company, Senior Notes,
	5.625%, 06/01/25	Ba2	129
650	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	Ba2	598
1,450	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba2	1,203
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba2	714
675	Targa Resources Partners L.P., Senior Notes,
	6.75%, 03/15/24 (g)	Ba2	643
1,075	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B3	804
675	Tervita Corporation, Senior Notes,
	10.875%, 02/15/18 (g)	Caa2	378
1,675	Whiting Petroleum Corporation, Senior Notes,
	6.25%, 04/01/23	Ba2	1,432
100	WPX Energy, Inc., Senior Notes,
	5.25%, 09/15/24	Ba1	80
1,525	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	1,266
850	WPX Energy, Inc., Senior Notes,
	7.50%, 08/01/20	Ba1	776
450	WPX Energy, Inc., Senior Notes,
	8.25%, 08/01/23	Ba1	408
			34,740

Entertainment & Leisure - 1.88%
1,350	AMC Entertainment, Inc., Senior Subordinate Notes,
	5.75%, 06/15/25	B2	1,320
550	DreamWorks Animation SKG, Inc., Senior Notes,
	6.875%, 08/15/20 (g)	B1	535
1,300	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	1,274
322	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	B1	322
650	WMG Acquisition Corporation, Senior Notes,
	6.75%, 04/15/22 (g)	Caa1	613
			4,064

Financial - 11.87%
450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba2	460
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	706
450	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	B1	450
2,075	CIT Group, Inc., Senior Notes,
	5%, 08/01/23	B1	2,065
325	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	B1	340
800	Citigroup, Inc.
	5.95%, 12/29/49	Ba2	789

1,200	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	1,224
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,477
525	E*Trade Financial Corporation, Senior Notes,
	5.375%, 11/15/22	Ba2	557
825	Goldman Sachs Group, Inc.
	5.375%, 12/29/49	Ba1	803
475	HRG Group, Inc., Senior Notes,
	7.75%, 01/15/22	Caa1	461
100	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19 (g)	Ba3	103
525	HRG Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	542
800	Hub International Limited, Senior Notes,
	7.875%, 10/01/21 (g)	Caa1	774
475	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	466
650	Icahn Enterprises, Senior Notes,
	4.875%, 03/15/19	Ba3	651
1,200	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	1,234
525	iStar Financial, Inc., Senior Notes,
	5%, 07/01/19	B2	499
500	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B2	514
825	JP Morgan Chase & Co.
	5.30%, 12/29/49	Baa3	811
750	National Financial Partnership, Senior Notes,
	9%, 07/15/21 (g)	Caa2	724
1,400	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	1,162
125	Nationstar Mortgage LLC, Senior Notes,
	7.875%, 10/01/20	B2	114
850	Navient Corporation, Senior Notes,
	5%, 10/26/20	Ba3	710
500	Navient Corporation, Senior Notes,
	5.875%, 03/25/21	Ba3	420
1,050	Ocwen Financial Group, Senior Notes,
	7.125%, 05/15/19 (g)	B3	948
475	OneMain Financial Holdings, Inc., Senior Notes,
	6.75%, 12/15/19 (g)	B2	490
850	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	807
1125	Quicken Loans, Inc., Senior Notes,
	5.75%, 05/01/25 (g)	Ba2	1,066
600	Springleaf Finance Corporation, Senior Notes,
	5.25%, 12/15/19	B2	588
525	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	Ba2	587
1,125	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	1,103
1,300	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21	B3	1,121
1,000	Wayne Merger Sub, LLC, Senior Notes,
	8.25%, 08/01/23 (g)	Caa2	957
			25,723

Food/Tobacco - 2.61%
475	Boparan Finance, Plc, Senior Notes,
	5.25%, 07/15/19 (g)(GBP)	B2	670
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	656
425	Cott Beverages, Inc., Senior Notes,
	6.75%, 01/01/20	B3	436
450	Darling Escrow Corporation, Senior Notes,

	5.375%, 01/15/22	Ba3	440
750	Dean Foods Company, Senior Notes,
	6.50%, 03/15/23 (g)	B2	762
650	JBS USA, LLC, Senior Notes,
	5.875%, 07/15/24 (g)	Ba2	609
300	Post Holdings, Inc., Senior Notes,
	6%, 12/15/22 (g)	B3	287
525	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B3	526
425	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B3	432
200	Post Holdings, Inc., Senior Notes,
	7.75%, 03/15/24 (g)	B3	206
175	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	180
425	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B1	450
			5,654

Forest Products - 2.02%
275	Cascades, Inc., Senior Notes,
	5.50%, 07/15/22 (g)	Ba3	263
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,107
650	P.H. Glatfelter Company, Senior Notes,
	5.375%, 10/15/20	Ba1	660
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba2	325
625	Mercer International, Inc., Senior Notes,
	7%, 12/01/19	B2	634
350	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B2	354
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba2	396
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	643
			4,382

Gaming - 4.09%
525	Boyd Gaming Corporation, Senior Notes,
	6.875%, 05/15/23	B3	529
475	Cirsa Funding Luxembourg S.A., Senior Notes,
	5.875%, 05/15/23 (g)(EUR)	B3	475
443	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	498
325	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23 (g)	Caa1	319
550	International Game Technology Plc, Senior Notes,
	6.25%, 02/15/22 (g)	Ba2	513
800	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	720
425	Intralot Finance Luxembourg S.A. , Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	492
750	MGM Resorts International, Senior Notes,
	6%, 03/15/23	B3	727
825	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	844
375	Peninsula Gaming, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	388
925	Pinnacle Entertainment, Inc., Senior Notes,
	7.50%, 04/15/21	B2	971
257	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	267

275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	316
500	Scientific Games International Inc., Senior Notes,
	7%, 01/01/22 (g)	Ba3	493
375	Shingle Springs Tribal Gaming Authority, Senior Notes,
	9.75%, 09/01/21 (g)	B2	392
100	Station Casinos LLC, Senior Notes,
	7.50%, 03/01/21	Caa1	105
375	Studio City Finance Ltd., Senior Notes,
	8.50%, 12/01/20 (g)	B3	347
525	Wynn Macau Ltd., Senior Notes,
	5.25%, 10/15/21 (g)	Ba2	455
			8,851

Health Care - 10.91%
350	Acadia Healthcare Company, Inc., Senior Notes
	5.625%, 02/15/23	B3	349
450	AMAG Pharmaceuticals, Inc., Senior Notes,
	7.875%, 09/01/23 (g)	B3	431
725	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	725
1,750	Community Health Systems Company, Senior Notes,
	6.875%, 02/01/22	B3	1,792
800	Concordia Healthcare Corporation, Senior Notes,
	7%, 04/15/23 (g)	Caa2	690
700	Crimson Merger, Inc., Senior Notes,
	6.625%, 05/15/22 (g)	Caa1	604
550	DJO Finance LLC, Senior Notes,
	8.125%, 06/15/21 (g)	Caa1	536
425	DPX Holdings BV, Senior Notes,
	7.50%, 02/01/22 (g)	Caa1	430
725	Endo Finance LLC, Senior Notes,
	6%, 07/15/23 (g)	B1	716
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B1	561
575	Ephios Bondco Plc, Senior Notes,
	6.25%, 07/01/22 (g)(EUR)	B3	638
250	Ephios Bondco Plc, Senior Notes,
	8.25%, 07/01/23 (g)(EUR)	Caa1	272
175	HCA, Inc., Senior Notes,
	5.375%, 02/01/25	B1	174
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B1	559
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B1	1,547
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	277
450	Horizon Pharma Financing, Senior Notes,
	6.625%, 05/01/23 (g)	B2	397
800	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	824
825	JLL/Delta Dutch Senior Notes,
	8.75%, 05/01/20 (g)	Caa2	833
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20 (g)	B2	662
525	Medi Partenaires SAS, Senior Notes,
	7%, 05/15/20 (g) (EUR)	B2	618
75	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	79
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	549
550	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Baa3	579

625	Opal Acquisition, Inc., Senior Note,
	8.875%, 12/15/21 (g)	Caa2	584
650	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21	B3	643
300	Tenet Healthcare Corporation, Senior Notes,
	3.837%, 06/15/20 (g)	Ba2	298
832	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	B3	824
575	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	B3	611
450	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20	Caa2	470
1,125	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	1,055
675	Valeant Pharmaceuticals International, Senior Notes,
	5.375%, 03/15/20 (g)	B1	655
1,150	Valeant Pharmaceuticals International, Senior Notes,
	5.875%, 05/15/23 (g)	B1	1,103
1,900	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	1,898
625	Wellcare Health Plans, Inc., Senior Notes,
	5.75%, 11/15/20	Ba2	653
			23,636

Information Technology - 3.85%
375	Advanced Micro Devices, Inc., Senior Notes,
	6.75%, 03/01/19	Caa2	260
375	Advanced Micro Devices, Inc., Senior Notes,
	7.50%, 08/15/22	Caa2	243
365	Alcatel Lucent USA, Inc., Senior Notes,
	6.75%, 11/15/20 (g)	B2	384
400	Alcatel Lucent USA, Inc., Senior Notes,
	8.875%, 01/01/20 (g)	B2	428
875	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	862
600	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	657
400	Avaya Inc., Senior Notes,
	10.50%, 03/01/21 (g)	Caa1	185
1,700	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	1,645
350	BMC Software, Inc., Senior Notes,
	7.25%, 06/01/18	Caa1	316
700	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	B2	672
550	Goodman Networks, Inc., Senior Secured Notes,
	12.125%, 07/01/18	B3	278
800	Infor US, Inc., Senior Notes,
	6.50%, 05/15/22 (g)	Caa1	732
975	Infor Software Parent, Inc., Senior Notes,
	7.125%, 05/01/21 (g)	Caa2	838
75	Micron Technology, Inc., Senior Notes,
	5.25%, 08/01/23 (g)	Ba3	70
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	Ba3	414
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23 (g)	B3	353
			8,337

Lodging - .64%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21	B2	871
525	Playa Resorts Holding B.V., Senior Notes,

	8%, 08/15/20 (g)	Caa1	522
			1,393

Manufacturing - 2.58%
700	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	606
1,150	Apex Tool Group, Senior Notes,
	7%, 02/01/21 (g)	Caa1	934
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	390
775	Dometic Group AB, Senior Notes,
	9.50%, 06/26/19 (g) (EUR)	Caa2	880
1,375	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	1,201
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	613
975	Terex Corporation, Senior Notes,
	6%, 5/15/21	B2	956
			5,580

Metals & Mining - 4.75%
825	AK Steel Corporation, Senior Notes,
	7.625%, 10/01/21	Caa1	439
800	AK Steel Corporation, Senior Notes,
	8.375%, 04/01/22	Caa1	403
300	Aleris International, Inc., Senior Notes,
	7.625%, 02/15/18	B3	290
725	Aleris International, Inc., Senior Notes,
	7.875%, 11/01/20	B3	701
500	ArcelorMittal, Senior Notes,
	10.60%, 06/01/19	Ba1	541
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	615
825	Consol Energy, Inc., Senior Notes,
	8%, 04/01/23 (g)	B1	592
675	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	593
550	First Quantum Minerals Ltd., Senior Notes,
	7.25%, 10/15/19 (g)	B3	360
575	First Quantum Minerals Ltd., Senior Notes,
	7.25%, 05/15/22 (g)	B3	357
625	HudBay Minerals, Inc., Senior Notes,
	9.50%, 10/01/20	B3	498
675	Lundin Mining Corporation, Senior Notes,
	7.50%, 11/01/20 (g)	Ba2	658
1,700	Murray Energy Corporation, Senior Notes,
	11.25%, 04/15/21 (g)	Caa1	892
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	411
675	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	B3	624
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	697
536	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	488
450	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B1	397
300	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B1	265
625	Vedanta Resources Plc, Senior Notes,
	8.25%, 06/07/21 (g)	Ba3	463
			10,284

Other Telecommunications - 3.10%
100	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	93
175	Century Link, Inc., Senior Notes,
	6.45%, 06/15/21	Ba2	162
1,325	DuPont Fabros Technology L.P., Senior Notes,
	5.875%, 09/15/21	Ba1	1,355
250	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20	Ba3	258
475	Equinix, Inc., Senior Notes,
	5.375%, 01/01/22	B1	474
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	B1	591
250	Equinix, Inc., Senior Notes,
	5.75%, 01/01/25	B1	249
800	Frontier Communications, Inc., Senior Notes,
	8.875%, 09/15/20 (g)	Ba3	786
425	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B2	417
250	Level 3 Financing, Inc., Senior Notes,
	5.625%, 02/01/23	B1	246
125	Level 3 Financing, Inc., Senior Notes,
	6.125%, 01/15/21	B1	128
325	Level 3 Financing, Inc., Senior Notes,
	7%, 06/01/20	B1	338
450	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B1	470
700	Telecom Italia, Senior Notes,
	6.375%, 06/24/19 (GBP)	Ba1	1,151
			6,718

Publishing - .86%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	225
225	MHGE Parent, LLC, Senior Notes,
	8.50%, 08/01/19 (g)	Caa1	225
525	Time, Inc., Senior Notes,
	5.75%, 04/15/22 (g)	B1	492
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B1	919
			1,861

Real Estate Investment Trust Securities - .51%
1,100	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Baa3	1,108

Restaurants - .73%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	415
625	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	609
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	568
			1,592

Retail - 4.46%
600	Argos Merger Sub Inc., Senior Notes,
	7.125%, 03/15/23 (g)	B3	606
175	Chinos Intermediary Holdings A, Inc., Senior Notes,
	7.75%, 05/01/19 (g)	Caa2	66
150	Claire’s Stores, Inc., Senior Subordinated Notes,

	10.50%, 06/01/17	Ca	118
500	David’s Bridal, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	331
275	Dollar Tree, Inc., Senior Notes
	5.25%, 03/01/20 (g)	Ba3	283
1,575	Dollar Tree, Inc., Senior Notes
	5.75%, 03/01/23 (g)	Ba3	1,632
750	Guitar Center Inc., Senior Notes,
	6.50%, 04/15/19 (g)	B3	678
375	Guitar Center Inc., Senior Notes,
	9.625%, 04/15/20 (g)	Caa2	315
250	Jo-Ann Stores, Inc., Senior Notes,
	8.125%, 03/15/19 (g)	B3	232
600	Kirk Beauty Zero GmbH, Senior Notes,
	6.25%, 07/15/22 (g)(EUR)	B1	691
725	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	861
775	Matalan Finance Plc, Senior Notes,
	6.875%, 06/01/19 (g)(GBP)	B2	1,094
425	New Look Secured Issuer Plc, Senior Notes,
	6.50%, 07/01/22 (g)(GBP)	B1	611
325	New Look Senior Issuer Plc, Senior Notes,
	8%, 07/01/23 (g)(GBP)	Caa1	454
400	Party City Holdings, Inc., Senior Notes,
	6.125%, 08/15/23 (g)	B3	403
325	The Men’s Warehouse, Inc., Senior Notes,
	7%, 07/01/22	B2	335
925	William Carter, Senior Notes,
	5.25%, 08/15/21	Ba2	946
			9,656

Satellites - 1.70%
698	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	749
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	829
350	Intelsat Jackson Holdings Ltd., Senior Notes,
	5.50%, 08/01/23	B3	289
325	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	B3	300
900	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.50%, 04/01/21	B3	830
350	Intelsat Luxembourg S.A., Senior Notes,
	6.75%, 06/01/18	Caa2	298
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B2	394
			3,689

Services - 8.68%
550	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	539
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	Ba3	261
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	408
200	Brakes Capital, Senior Notes,
	7.125%, 12/15/18 (g) (GBP)	B3	312
1,625	CEB, Inc., Senior Notes,
	5.625%, 06/15/23 (g)	Ba3	1,613
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21	Ba2	325
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	251
700	Corelogic Inc., Senior Notes,

	7.25%, 06/01/21	Ba3	731
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	683
325	Europcar Groupe SA, Senior Notes,
	5.75%, 06/15/22 (g)(EUR)	B3	366
1,100	First Data Corporation, Senior Notes,
	5.375%, 08/15/23 (g)	B1	1,089
2,800	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	3,178
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22	Ba3	182
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba3	491
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	285
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa2	351
600	Iron Mountain Incorporated, Senior Notes,
	6%, 10/01/20 (g)	Ba3	604
1,300	Laureate Education, Inc., Senior Ntoes,
	9.25%, 09/01/19 (g)	Caa2	1,033
541	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	576
150	Loxam SAS, Senior Subordinated Notes,
	7%, 07/23/22 (g)(EUR)	(e)	168
425	MSCI, Inc., Senior Notes,
	5.25%, 11/15/24 (g)	Ba1	431
500	MSCI, Inc., Senior Notes,
	5.75%, 08/15/25 (g)	Ba1	506
675	Monitronics International, Senior Notes,
	9.125%, 04/01/20	Caa1	607
325	Nord Anglia Education Finance LLC, Senior Notes,
	5.75%, 07/15/22 (g) (CHF)	B1	343
400	Outerwall, Inc., Senior Notes,
	5.875%, 06/15/21	Ba3	375
925	Outerwall, Inc., Senior Notes,
	6%, 03/15/19	Ba3	920
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba3	222
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	921
650	Transworld Systems, Inc., Senior Notes,
	9.50%, 08/15/21 (g)	Caa2	345
700	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B1	697
			18,813

Supermarkets - 1.00%
825	Rite Aid Corporation, Senior Notes,
	6.125%, 04/01/23 (g)	B3	817
1,300	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	B3	1,342
			2,159

Transportation - .35%
325	OPE KAG Finance, Senior Notes,
	7.875%, 07/31/23 (g)	B3	330
425	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	422
			752

Utilities - 3.16%
850	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	753
875	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B3	807
100	Calpine Corporation, Senior Notes,
	5.50%, 02/01/24	B3	93
675	Dynergy Finance, Senior Notes,
	6.75%, 11/01/19	B3	677
1,646	Energy Future Intermediate Holding Company,
	Senior Secured Notes, 11.75%, 03/01/22 (a)(g)	(e)	1,749
650	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	601
575	NRG Yield Inc., Senior Notes,
	5.375%, 08/15/24	Ba1	505
1,125	TerraForm Power Operating LLC, Senior Notes,
	5.875%, 02/01/23 (g)	B1	996
100	TerraForm Power Operating LLC, Senior Notes,
	6.125%, 06/15/25 (g)	B1	86
725	TeraForm Global Operating, LLC, Senior Notes,
	9.75%, 08/15/22 (g)	B2	584
			6,851

Wireless Communications - 7.53%
675	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,102
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	Ba3	1,005
400	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	364
250	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	219
825	Sable International Finance Limited, Senior Notes,
	6.875%, 08/01/22 (g)	Ba3	829
2,850	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24	B2	2,195
1,425	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	Caa1	1,425
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	297
2,050	T-Mobile, USA, Inc., Senior Notes,
	6%, 03/01/23	Ba3	1,983
1,350	T-Mobile, USA, Inc., Senior Notes,
	6.25%, 04/01/21	Ba3	1,337
300	T-Mobile, USA, Inc., Senior Notes,
	6.375%, 03/01/25	Ba3	288
175	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/24	Ba3	169
725	T-Mobile, USA, Inc., Senior Notes,
	6.633%, 04/28/21	Ba3	723
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	297
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	551
650	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	665
700	Wind Acquistion Holdings Finance S.A., Senior Notes,
	4.75%, 07/15/20 (g)	Ba3	688
2,225	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	2,181
			16,318
	Total Corporate Debt Securities
	(Total cost of $308,054)		288,079

Shares
PREFERRED STOCK - 1.47% (d)(h)
Energy - .21%
12,800	WPX Energy, Inc., Convertible, 6.25%	(e)	459

Financial - .45%
963	Ally Financial Inc., 7% (g)	B3	966

Health Care - .23%
539	Allergan Plc, Convertible, 5.50%	(e)	508

Wireless Communications - .58%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	218
2,159	American Tower Corporation, Convertible, 5.50%	(e)	208
6,400	Crown Castle International Corp., Convertible, 4.50%	(e)	652
2,476	T-Mobile, USA, Inc., Convertible, 5.50%	(e)	171
			1,249
	Total Preferred Stock
	(Total cost of $3,182)		3,182

COMMON STOCK - .18% (d)(h)
10,500	Iron Mountain Incorporated,		326
250	Sentry Holdings, A Shares (b)(GBP)		—
59,572	Sentry Holdings, B Shares, Equity Units (b)(GBP)		67
17	Sentry Holdings, Warrants (b)(GBP)		—
			393
	Total Common Stock
	(Total cost of $419)		393
	TOTAL INVESTMENTS - 134.62% (d)
	(Total cost of $311,655)		291,654
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (34.62)% (d)		(75,006)
	NET ASSETS - 100.00%		$216,648

(a) Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b) Non-income producing.

(c) Pay-In-Kind

(d) Percentages indicated are based on total net assets to common shareholders of $216,648.

(e) Not rated.

(f)  Represents Level 3 Security. See Note 1.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $152,761 as of September 30, 2015.

(h) All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(CHF) Swiss Franc

(EUR) Euro

(GBP) British Pound

ESC Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2015 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Citibank	10/13/15	GBP	(3,332)	$5,139	$5,040	$99

Bank of America	10/13/15	GBP	(393)	615	595	20

Royal Bank of Scotland	11/12/15	CHF	(338)	345	347	(2)

Citibank	12/15/15	EUR	(11,232)	12,544	12,566	(22)

Citibank	12/15/15	EUR	(563)	634	631	3

Bank of America	12/15/15	EUR	(280)	314	313	1

Goldman Sachs	12/15/15	EUR	(214)	241	240	1

State Street Bank	12/15/15	EUR	(107)	120	119	1

Morgan Stanley	12/15/15	EUR	(107)	119	119	—

Net unrealized gain on open forward currency exchange contracts						$101

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2015 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2015 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2015 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$288,079	$—	$288,079

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Preferred Stock
Energy	$459	$—	$—	$459
Financial	—	966	—	966
Health Care	508	—	—	508
Wireless Communications	1,249	—	—	1,249
Common Stock
Financial	—	67	—	67
Services	326	—	—	326
Total Investments	$2,542	$289,112	$—	$291,654
Forward Currency Exchange Contracts	$—	$101	$—	$101

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owned one Level 3 security at September 30, 2015. This security appears under Corporate Debt Securities, Chemicals and has a value of zero. The value was determined by the Valuation Committee of the Fund’s investment Advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation have taken into account the interim non-tradable position and the uncertainty surrounding the remaining distribution(s), if any. The security will continue to be valued at zero until a distribution has been determined, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2014	$—
Sales	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, September 30, 2015	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the 9 months ended September 30, 2015, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 25, 2015

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 25, 2015